U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4250

Seligman Municipal Series Trust on behalf of its:
Seligman California Municipal Quality Series
Seligman California Municipal High Yield Series
Seligman Florida Municipal Series
Seligman North Carolina Municipal Series
(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864
                                                    Toll Free: 800-221-2450

Date of fiscal year end: September 30, 2004

Date of reporting period: July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Seligman Municipal Series Trust
Seligman California Municipal Quality Series
Seligman California Municipal High Yield Series
Seligman Florida Municipal Series
Seligman North Carolina Municipal Series

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.

                         SELIGMAN MUNICIPAL SERIES TRUST
                  Seligman California Municipal Quality Series
                 Seligman California Municipal High Yield Series
                        Seligman Florida Municipal Series
                    Seligman North Carolina Municipal Series

Pursuant to this requirement of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized on the 27th day of October, 2004.

Signature                               Title
--------------------------------        ----------------------------------------


/s/ Brian T. Zino                       Chief Executive Officer
--------------------------------        (Principal Executive Officer)
Brian T. Zino